Fair Value (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value Disclosures [Abstract]
Quoted prices in active markets (Level 1)		$ 0	$ 0
Significant other observable inputs (Level 2)		0	0
Significant unobservable inputs (Level 3)		1	2
Total fair value as of December 31		1	2
Total loss recognized as of December 31	$ 0	$ 3	$ 5